Commitments and Contingencies (Details)	Jul. 30, 2025 USD ($)	Apr. 16, 2025 USD ($)	Apr. 14, 2025 $ / shares	Jan. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Loss Contingencies [Line Items]
Percentage of subscription					150.00%	150.00%
Subscription amount					$ 24,495,000	$ 24,495,000
Claims in exchange		$ 140,000
Nasdaq minimum share bid price to stay compliant | $ / shares			$ 1
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance			30
Nasdaq compliance period granted			180 days
Potential second compliance period			180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance			10
Forecast [Member]
Loss Contingencies [Line Items]
Potential second compliance period			180 days
Minimum share bid price to stay compliant | $ / shares			$ 1
Consecutive business days below minimum bid price			30 days
Compliance period granted			180 days
Consecutive business days above minimum bid price			10 years
Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation claims					0	0	0
Pending Litigation [Member] | CFGI [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest				$ 730,000
Pending Litigation [Member] | Thinking Tree Dissenter [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest		470,000
Pending Litigation [Member] | Thinking Tree Dissenter [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest		470,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Nasdaq minimum share bid price to stay compliant | $ / shares			$ 1
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance			30
Nasdaq compliance period granted			180 days
Potential second compliance period			180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance			10
Subsequent Event [Member] | CFGI [Member]
Loss Contingencies [Line Items]
Claims in exchange	$ 500,000
Subsequent Event [Member] | Thinking Tree Dissenter [Member]
Loss Contingencies [Line Items]
Claims in exchange	$ 140,000
Subsequent Event [Member] | Pending Litigation [Member] | CFGI [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest				$ 730,000
Subsequent Event [Member] | Pending Litigation [Member] | Thinking Tree Dissenter [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest		$ 470,000